Contracted Amounts Outstanding of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Designated as Hedging Instrument | Foreign exchange forward contracts
Derivative [Line Items]
Contractual amounts	¥ 7,403	¥ 7,609
Designated as Hedging Instrument | Interest rate swap agreement
Derivative [Line Items]
Contractual amounts	32,205
Designated as Hedging Instrument | Commodity futures
Derivative [Line Items]
Contractual amounts	3,739	3,102
Not Designated as Hedging Instrument | Foreign exchange forward contracts
Derivative [Line Items]
Contractual amounts	149
Not Designated as Hedging Instrument | Options Held
Derivative [Line Items]
Contractual amounts	¥ 231